CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 3,529	$ (41,183)	$ (2,190)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Depreciation of property, plant and equipment	10,555	9,239	9,296
Amortization of intangible assets	2,493	2,431	2,224
Reduction in the carrying amount of the right-of-use assets	14,188	15,634
Share-based compensation	2,021	2,930	3,962
Change in allowance for doubtful accounts receivable and other receivables	6	2,893	477
Change in allowance for loan receivables	(96)	1,464
Inventories write-down	166	199
Loss on disposal of property, plant and equipment	99	11	100
Loss from equity method investments	15	185	664
Impairment loss on long-term investments		2,432
Net gain on disposal of subsidiaries	(439)	(96)	(492)
Impairment loss on goodwill	4,559	8,454	337
Impairment loss on long-lived assets		2,148
Deferred tax benefit	(1,286)	(3,223)
Changes in operating assets and liabilities, net of the effect of acquisition:
Accounts receivable	537	631	(1,724)
Inventories	(325)	1,664	(1,992)
Prepaid expenses and other current assets	(743)	157	884
Deferred tax assets			(2,689)
Other non-current assets	890	719	(2,255)
Prepayments from customers	(828)	(243)	(1,415)
Accrued expenses and other current liabilities	2,709	(1,708)	5,582
Operating lease liabilities	(12,181)	(14,289)
Income tax payable	2,296	3,663	3,353
Deferred revenue	(8,060)	(1,447)	516
Other non-current liabilities	(875)	809	(1,319)
Net cash generated from (used in) operating activities	19,230	(6,526)	12,982
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired	427	(417)	(17,949)
Collection of prepayment for investment		279
Investments in term deposits	(215)		(1,881)
Proceeds from maturity of term deposits		1,005	868
Proceeds from disposal of subsidiaries	1,008	374	1,218
Purchase of long-term investments		(22)	(4,800)
Purchase of property, plant and equipment	(7,019)	(3,975)	(12,492)
Proceeds from disposal of property, plant and equipment		554	658
Loans to third parties	(197)
Cash out from disposal of business	(834)
Loan to an investee		(536)
Collection of loans to third parties	401	153
Net cash used in investing activities	(6,429)	(2,585)	(34,378)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from non-controlling interests	165	760	420
Acquisition of businesses			(1,936)
Acquisition of additional equity interest from non-controlling shareholders	(1,555)
Amount due to related parties			125
Repayment of advances from an investee		(124)
Payment made in connection with repurchase of shares			(12,000)
Repayment of long-term debt	(7)	(80)	(63)
Net cash (used in) generated from financing activities	(1,397)	556	(13,454)
Exchange rate effect on cash and cash equivalents, and restricted cash	271	(6,302)	(542)
Net (decrease) increase in cash and cash equivalents, and restricted cash	11,675	(14,857)	(35,392)
Cash and cash equivalents, and restricted cash at beginning of the year	54,581	69,438	104,830
Cash and cash equivalents, and restricted cash at end of the year	66,256	54,581	69,438
Supplemental schedule of cash flow information
Income taxes paid	(3,085)	(921)	(3,451)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment through payable		1,042	478
Payable for investment and business acquisition	$ 550	$ 613	$ 575